UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06671

DWS Global High Income Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Global High Income Fund, Inc.
		Principal Amount ($) (a)	Value ($)
Bonds 130.6%
Australia 2.6%
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		340,000	359,550
144A, 6.375%, 2/1/2016		640,000	663,360
144A, 6.875%, 4/1/2022		70,000	75,600
144A, 7.0%, 11/1/2015		476,000	495,183

(Cost $1,532,291)			1,593,693
Austria 0.3%
JBS Investments GmbH, 144A, 7.75%, 10/28/2020 (Cost $200,000)		200,000	205,000
Bermuda 4.0%
Digicel Group Ltd., 144A, 8.25%, 9/30/2020		147,000	152,880
Digicel Ltd., 144A, 8.25%, 9/1/2017		2,200,000	2,281,400

(Cost $2,423,431)			2,434,280
Brazil 12.5%
Banco Bradesco SA:
144A, 5.75%, 3/1/2022		425,000	418,094
144A, 5.9%, 1/16/2021		2,000,000	2,025,000
Banco do Brasil SA:
3.875%, 10/10/2022		635,000	542,925
144A, 6.25%, 12/29/2049		625,000	481,250
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	113,747
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,000,000	2,135,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		1,545,000	1,684,050
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		577,088	0
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	193,000

(Cost $8,860,480)			7,593,066
Canada 9.5%
Bombardier, Inc., 144A, 5.75%, 3/15/2022		485,000	477,725
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		185,000	181,300
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		90,000	100,800
144A, 8.75%, 6/1/2020		60,000	68,250
Garda World Security Corp., 144A, 7.25%, 11/15/2021		50,000	51,313
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,250,000	1,325,000
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		70,000	69,650
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		45,000	47,475
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		675,000	702,000
144A, 7.0%, 3/31/2024		95,000	96,662
Novelis, Inc., 8.75%, 12/15/2020		130,000	144,300
Telesat Canada, 144A, 6.0%, 5/15/2017		1,025,000	1,063,437
Ultra Petroleum Corp., 144A, 5.75%, 12/15/2018		20,000	20,700
Valeant Pharmaceuticals International, 144A, 6.75%, 8/15/2018		1,115,000	1,222,319
Videotron Ltd., 5.0%, 7/15/2022		230,000	225,400

(Cost $5,669,485)			5,796,331
Cayman Islands 6.0%
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		500,000	549,985
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		65,000	65,000
7.5%, 11/1/2019		80,000	86,000
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		205,000	230,625
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		100,000	102,000
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,055,000	2,178,300
Wynn Macau Ltd., 144A, 5.25%, 10/15/2021		425,000	425,000

(Cost $3,561,523)			3,636,910
Chile 3.7%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035		2,000,000	1,995,118
Inversiones CMPC SA, 144A, 4.375%, 5/15/2023		250,000	236,439

(Cost $1,885,387)			2,231,557
Croatia 5.2%
Republic of Croatia:
REG S, 144A, 6.25%, 4/27/2017		280,000	296,800
144A, 6.375%, 3/24/2021		1,770,000	1,831,950
REG S, 6.625%, 7/14/2020		1,000,000	1,055,000

(Cost $3,034,802)			3,183,750
Dominican Republic 1.8%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,051,173)		1,000,000	1,091,250
France 1.1%
Autodis SA, 144A, 6.5%, 2/1/2019	EUR	150,000	202,305
Credit Agricole SA, 144A, 7.875%, 1/29/2049		130,000	131,950
Societe Generale SA, 144A, 7.875%, 12/29/2049		160,000	162,400
SPCM SA, 144A, 6.0%, 1/15/2022		185,000	195,637

(Cost $680,463)			692,292
Germany 0.5%
Techem GmbH, 144A, 6.125%, 10/1/2019 (Cost $260,750)	EUR	200,000	292,317
Ghana 1.2%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $727,066)		720,000	748,800
Greece 0.2%
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (Cost $100,819)		100,000	105,500
Hong Kong 0.8%
CNOOC Finance 2012 Ltd., 144A, 3.875%, 5/2/2022 (Cost $529,306)		530,000	515,709
Indonesia 0.8%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $500,000)		500,000	493,750
Ireland 0.8%
Ardagh Packaging Finance PLC, 144A, 9.125%, 10/15/2020		250,000	273,125
MMC Finance Ltd., 144A, 5.55%, 10/28/2020		200,000	197,000

(Cost $469,490)			470,125
Italy 3.9%
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	880,000	1,240,264
Enel SpA, 144A, 8.75% **, 9/24/2073		450,000	488,250
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	440,000	626,262

(Cost $2,243,076)			2,354,776
Japan 0.2%
eAccess Ltd., 144A, 8.25%, 4/1/2018 (Cost $105,000)		105,000	113,925
Kazakhstan 3.0%
KazMunayGas National Co. JSC:
144A, 4.4%, 4/30/2023		250,000	226,875
144A, 7.0%, 5/5/2020		200,000	221,240
Series 2, REG S, 9.125%, 7/2/2018		1,150,000	1,371,375

(Cost $1,562,614)			1,819,490
Lithuania 2.8%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,127,300
144A, 7.375%, 2/11/2020		500,000	596,750

(Cost $1,527,066)			1,724,050
Luxembourg 9.8%
Aguila 3 SA, 144A, 7.875%, 1/31/2018		245,000	260,006
Altice Financing SA, 144A, 7.875%, 12/15/2019		200,000	217,000
Altice Finco SA, 144A, 9.875%, 12/15/2020		200,000	224,000
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,170,000	1,149,525
Empark Funding SA, 144A, 6.75%, 12/15/2019	EUR	210,000	290,308
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		565,000	539,575
7.25%, 10/15/2020		260,000	282,100
7.5%, 4/1/2021		850,000	936,062
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		120,000	128,700
144A, 8.125%, 6/1/2023		15,000	16,238
MHP SA, 144A, 8.25%, 4/2/2020		645,000	532,254
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	189,500
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		210,000	204,225
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		40,000	39,900
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	425,000	616,187
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	110,000	159,623
144A, 6.75%, 8/15/2024	EUR	110,000	159,510
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		30,000	32,700

(Cost $5,961,987)			5,977,413
Marshall Islands 0.3%
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		145,000	146,087
Navios South American Logistics, Inc., 9.25%, 4/15/2019		10,000	10,713

(Cost $155,337)			156,800
Mexico 0.5%
Grupo Televisa SAB, 7.25%, 5/14/2043	MXN	2,000,000	116,671
Petroleos Mexicanos, 5.5%, 6/27/2044		215,000	192,250

(Cost $379,818)			308,921
Netherlands 4.5%
Adria Bidco BV, 144A, 7.875%, 11/15/2020	EUR	270,000	365,969
Ajecorp BV, 144A, 6.5%, 5/14/2022		200,000	191,000
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	100,000	139,329
Hertz Holdings Netherlands BV, 144A, 4.375%, 1/15/2019	EUR	725,000	974,385
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		1,000,000	1,080,000

(Cost $2,738,842)			2,750,683
Peru 1.1%
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		325,000	297,375
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	388,500

(Cost $742,624)			685,875
Philippines 3.9%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,917,026)		1,800,000	2,400,750
Poland 0.7%
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	135,544
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	200,000	269,403

(Cost $410,416)			404,947
Russia 11.0%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,045,380
Rosneft Oil Co., 144A, 3.149%, 3/6/2017		215,000	216,118
Russian Agricultural Bank OJSC:
144A, 5.1%, 7/25/2018		200,000	202,250
REG S, 7.75%, 5/29/2018		1,370,000	1,524,563
Sberbank of Russia, 144A, 6.125%, 2/7/2022		200,000	208,500
Vimpel Communications, 144A, 6.493%, 2/2/2016		1,500,000	1,590,000
VTB Bank OJSC:
144A, 6.315%, 2/22/2018		500,000	533,770
144A, 6.875%, 5/29/2018		1,270,000	1,377,950

(Cost $6,362,803)			6,698,531
Serbia 1.7%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		264,336	261,032
144A, 7.25%, 9/28/2021		760,000	798,152

(Cost $982,022)			1,059,184
Sweden 1.5%
Ciech Group Financing AB, 144A, 9.5%, 11/30/2019	EUR	250,000	383,570
Cyfrowy Polsat Finance AB, 144A, 7.125%, 5/20/2018	EUR	200,000	287,273
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		210,000	224,175

(Cost $849,968)			895,018
Turkey 3.2%
Akbank TAS, 144A, 5.125%, 7/22/2015		1,390,000	1,414,325
Arcelik AS, 144A, 5.0%, 4/3/2023		435,000	372,012
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		200,000	189,000

(Cost $2,026,516)			1,975,337
Ukraine 2.1%
Government of Ukraine, 144A, 7.95%, 2/23/2021		1,000,000	859,660
Ukreximbank, REG S, 8.375%, 4/27/2015		500,000	450,000

(Cost $1,537,045)			1,309,660
United States 22.1%
Access Midstream Partners LP, 4.875%, 5/15/2023		20,000	19,600
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	20,900
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		135,000	139,725
ADT Corp., 144A, 6.25%, 10/15/2021		30,000	31,019
Air Lease Corp., 4.75%, 3/1/2020		50,000	51,375
Ally Financial, Inc., 3.5%, 1/27/2019		165,000	162,937
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		55,000	56,650
AMC Entertainment, Inc., 8.75%, 6/1/2019		500,000	532,500
AMC Networks, Inc., 7.75%, 7/15/2021		10,000	11,225
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	76,475
7.0%, 5/20/2022		50,000	54,375
Antero Resources Finance Corp.:
144A, 5.375%, 11/1/2021		40,000	40,300
7.25%, 8/1/2019		26,000	27,885
APX Group, Inc., 144A, 8.75%, 12/1/2020		5,000	5,075
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		45,000	46,688
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		10,000	11,275
Ashland, Inc., 3.875%, 4/15/2018		205,000	208,331
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		160,000	171,200
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		30,000	31,275
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		35,000	33,775
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		20,000	20,500
7.75%, 2/15/2019		35,000	37,625
B&G Foods, Inc., 4.625%, 6/1/2021		40,000	38,750
BC Mountain LLC, 144A, 7.0%, 2/1/2021		30,000	30,750
Berry Petroleum Co.:
6.375%, 9/15/2022		35,000	35,613
6.75%, 11/1/2020		60,000	62,550
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		70,000	72,275
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		52,275	55,804
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		100,000	106,375
Calpine Corp., 144A, 7.875%, 7/31/2020		171,000	187,245
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		20,000	20,200
Series W, 6.75%, 12/1/2023		75,000	75,937
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		55,000	51,700
144A, 6.375%, 9/15/2020		165,000	168,712
Chaparral Energy, Inc., 7.625%, 11/15/2022		10,000	10,775
Chesapeake Energy Corp., 3.25%, 3/15/2016		90,000	90,787
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		20,000	21,575
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		55,000	59,331
8.75%, 3/15/2018		60,000	62,850
CIT Group, Inc., 4.25%, 8/15/2017		925,000	959,687
Clear Channel Worldwide Holdings, Inc.:
6.5%, 11/15/2022		70,000	71,575
Series B, 6.5%, 11/15/2022		185,000	190,087
CNH Capital LLC, 3.25%, 2/1/2017		150,000	152,062
Community Health Systems, Inc.:
144A, 5.125%, 8/1/2021		10,000	10,063
144A, 6.875%, 2/1/2022		45,000	46,125
7.125%, 7/15/2020		35,000	37,275
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		30,000	30,600
7.75%, 4/1/2019		145,000	157,506
Cricket Communications, Inc., 7.75%, 10/15/2020		350,000	397,250
Crown Media Holdings, Inc., 10.5%, 7/15/2019		20,000	22,650
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		55,000	57,888
Darling International, Inc., 144A, 5.375%, 1/15/2022		45,000	45,338
Delphi Corp., 5.0%, 2/15/2023		45,000	45,675
Denbury Resources, Inc., 4.625%, 7/15/2023		30,000	27,675
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	24,563
DISH DBS Corp.:
4.25%, 4/1/2018		50,000	51,000
5.0%, 3/15/2023		75,000	70,313
Ducommun, Inc., 9.75%, 7/15/2018		65,000	72,800
E*TRADE Financial Corp.:
6.0%, 11/15/2017		214,000	225,770
6.375%, 11/15/2019		65,000	69,875
EarthLink Holdings Corp., 7.375%, 6/1/2020		40,000	40,800
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		55,000	56,650
Endo Finance Co., 144A, 5.75%, 1/15/2022		40,000	39,900
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		25,000	6,500
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		105,000	111,037
EPE Holdings LLC, 144A, 8.875%, 12/15/2017 (PIK)		87,133	90,165
Equinix, Inc.:
5.375%, 4/1/2023		120,000	117,600
7.0%, 7/15/2021		35,000	38,456
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		30,000	32,700
First Data Corp.:
144A, 6.75%, 11/1/2020		65,000	68,413
144A, 7.375%, 6/15/2019		55,000	58,713
Florida East Coast Railway Corp., 8.125%, 2/1/2017		75,000	78,262
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		50,000	52,000
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,525
Frontier Communications Corp.:
7.125%, 1/15/2023		160,000	158,000
7.625%, 4/15/2024		20,000	19,850
8.125%, 10/1/2018		600,000	682,500
GenCorp, Inc., 7.125%, 3/15/2021		130,000	139,425
GLP Capital LP, 144A, 4.375%, 11/1/2018		15,000	15,375
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		45,000	46,631
Harron Communications LP, 144A, 9.125%, 4/1/2020		90,000	100,800
HCA, Inc.:
6.5%, 2/15/2020		165,000	181,912
7.5%, 2/15/2022		120,000	135,450
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		15,000	15,506
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	26,500
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	43,500
7.625%, 6/15/2021		30,000	34,050
Huntsman International LLC, 144A, 5.125%, 4/15/2021	EUR	210,000	287,475
IAC/InterActiveCorp., 4.75%, 12/15/2022		35,000	32,988
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	42,400
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	100,265
5.75%, 5/15/2016		15,000	16,069
6.25%, 5/15/2019		35,000	37,975
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		95,000	98,562
144A, 8.25%, 2/1/2020		80,000	86,700
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		40,000	41,600
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		30,000	31,500
Lamar Media Corp., 144A, 5.375%, 1/15/2024		35,000	35,438
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		30,000	30,675
8.125%, 7/1/2019		25,000	27,438
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		55,000	55,963
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		70,000	75,950
Meritor, Inc.:
6.75%, 6/15/2021		35,000	36,575
10.625%, 3/15/2018		500,000	531,875
MetroPCS Wireless, Inc., 144A, 6.625%, 4/1/2023		40,000	41,500
MGM Resorts International, 7.625%, 1/15/2017		55,000	62,425
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		40,000	41,100
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		125,000	130,000
10.75%, 10/1/2020		70,000	75,775
MPT Operating Partnership LP, (REIT), 5.75%, 10/1/2020	EUR	185,000	263,856
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		60,000	59,850
NCR Corp.:
144A, 5.875%, 12/15/2021		10,000	10,375
144A, 6.375%, 12/15/2023		25,000	26,000
NII Capital Corp., 7.625%, 4/1/2021		80,000	33,800
Nortek, Inc., 8.5%, 4/15/2021		70,000	77,350
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		10,000	10,550
Oasis Petroleum, Inc.:
144A, 6.875%, 3/15/2022		80,000	84,800
6.875%, 1/15/2023		25,000	26,750
7.25%, 2/1/2019		55,000	58,850
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		35,000	36,925
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	51,250
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		60,000	59,100
PNK Finance Corp., 144A, 6.375%, 8/1/2021		50,000	51,250
PolyOne Corp., 5.25%, 3/15/2023		40,000	39,000
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		40,000	42,200
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021		225,000	224,437
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		30,000	31,275
Samson Investment Co., 144A, 10.5%, 2/15/2020		35,000	38,500
SandRidge Energy, Inc., 7.5%, 3/15/2021		65,000	67,438
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		20,000	19,700
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020		40,000	40,450
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		55,000	55,550
Sprint Communications, Inc., 6.0%, 11/15/2022		60,000	58,950
Sprint Corp., 144A, 7.125%, 6/15/2024		55,000	55,275
Starz LLC, 5.0%, 9/15/2019		30,000	30,863
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		20,000	20,450
6.464%, 4/28/2019		60,000	63,150
6.5%, 1/15/2024		20,000	20,425
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		40,000	38,900
Tenet Healthcare Corp., 4.375%, 10/1/2021		60,000	57,525
Titan International, Inc., 144A, 6.875%, 10/1/2020		115,000	121,325
TransDigm, Inc., 7.5%, 7/15/2021		80,000	86,600
tw telecom holdings, Inc.:
5.375%, 10/1/2022		10,000	9,900
6.375%, 9/1/2023		50,000	52,250
U.S. Foods, Inc., 8.5%, 6/30/2019		15,000	16,275
United Rentals North America, Inc., 7.375%, 5/15/2020		180,000	199,575
Univision Communications, Inc., 144A, 8.5%, 5/15/2021		10,000	10,975
Visteon Corp., 6.75%, 4/15/2019		50,000	52,625
Whiting Petroleum Corp., 5.0%, 3/15/2019		50,000	51,375
Windstream Corp.:
6.375%, 8/1/2023		45,000	41,850
7.75%, 10/1/2021		720,000	756,000
Woodbine Holdings LLC, 12.0%, 5/15/2016		215,000	228,437
Zayo Group LLC, 8.125%, 1/1/2020		30,000	33,150

(Cost $13,045,948)			13,456,315
Uruguay 5.9%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $4,638,860)		4,685,716	3,577,544
Venezuela 1.4%
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		410,000	318,160
Republic of Venezuela, 7.65%, 4/21/2025		900,000	522,000

(Cost $966,092)			840,160

Total Bonds (Cost $79,639,526)			79,593,709
Loan Participations and Assignments 7.9%
Senior Loans ***
Canada 0.7%
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		104,738	104,738
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019		158,794	160,211
Term Loan B, 3.75%, 12/11/2019		153,832	155,205

(Cost $417,903)			420,154
Marshall Islands 0.2%
Drillships Financing Holding, Inc., Term Loan B2, 5.5%, 7/15/2016 (Cost $141,414)		139,300	141,622
United States 7.0%
Albertson's LLC:
Term Loan B1, 4.25%, 3/21/2016		72,256	73,069
Term Loan B2, 4.75%, 3/21/2019		57,144	57,822
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		89,774	90,054
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.75%, 2/1/2020		149,561	151,076
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		177,750	179,184
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		50,000	50,600
Del Monte Foods Co., First Lien Term Loan, 3.1%, 11/6/2020		75,000	75,481
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		19,850	19,959
First Data Corp., Term Loan, 4.158%, 3/24/2017		85,000	85,234
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		665,000	673,076
Hilton Worldwide Finance LLC, Term Loan B2, 3.75%, 10/26/2020		110,526	111,355
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		308,450	311,939
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020		135,000	136,097
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		315,570	314,917
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		311,070	312,529
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		269,488	271,089
Term Loan B2, 4.25%, 8/7/2019		128,375	129,618
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		133,988	134,434
Polymer Group, Inc., First Lien Term Loan B, 5.25%, 12/19/2019		100,000	101,000
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		32,112	32,262
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		530,000	535,634
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		109,677	110,500
Weight Watchers International, Inc., Term Loan B1, 2.91%, 4/2/2016		129,673	127,620
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		181,482	183,675

(Cost $4,232,091)			4,268,224

Total Loan Participations and Assignments (Cost $4,791,408)			4,830,000

		Contract Amount	Value ($)
Call Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $29,610)		600,000	27,574

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $84,460,544) †	138.6	84,451,283
Notes Payable	(44.3)	(27,000,000)
Other Assets and Liabilities, Net	5.7	3,500,957

Net Assets	100.0	60,952,240

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	577,088	USD	1,013,682	0

* Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2014.

***
Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment.  As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report.  Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of January 31, 2014.

†
The cost for federal income tax purposes was $84,460,624.  At January 31, 2014, net unrealized depreciation for all securities based on tax cost was $9,341.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,340,797 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,350,138.

(a) Principal amount stated in U.S. dollars unless otherwise noted.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At January 31, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (b)

Call Options
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	600,000	1	4/20/2016	21,390	(17,684)

(b)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2014 was $3,706.

At January 31, 2014, open credit default swap contracts sold were as follows:

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (c)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (d)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/20/2013 9/20/2018	50,000	2	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	6,939	4,139	2,800

(c)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(d)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Nomura International PLC
2	Credit Suisse

As of January 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	4,840,000	USD	6,616,244	2/21/2014	88,505	Citigroup, Inc.
EUR	100,000	USD	136,716	2/21/2014	1,845	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					90,350

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

GBP	31,950	USD	52,345	2/21/2014	(170)	Citigroup, Inc.

Currency Abbreviations

BRL	Brazilian Real	MXN	Mexican Peso
EUR	Euro	USD	United States Dollar
GBP	British Pound

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(e)
Bonds	$—	$79,593,709	$0	$79,593,709
Loan Participations and Assignments	—	4,830,000	—	4,830,000
Other Receivable****	—	—	71,432	71,432
Derivatives(f)
Purchased Options	—	27,574	—	27,574
Credit Default Swap Contracts	—	2,800	—	2,800
Forward Foreign Currency Exchange Contracts	—	90,350	—	90,350
Total	$—	$84,544,433	$71,432	$84,615,865
Liabilities
Derivatives(f)
Written Options	$—	$(17,684)	$—	$(17,684)
Forward Foreign Currency Exchange Contracts	—	(170)	—	(170)
Total	$—	$(17,854)	$—	$(17,854)

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.
****
Lehman Brothers International issued a Claims Determination Deed for the Fund as a partial settlement for a loss written off by the Fund in 2008.  Other receivable represents the fair value of this pending claim.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)
Derivatives include value of options purchased, written options, at value, and unrealized appreciation (depreciation) on open credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$2,800	$—	$—
Foreign Exchange Contracts	$—	$90,180	$—
Interest Rate Contracts	$—	$—	$1,670

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014